SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended
	Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	957,903	847,437	461,000
Weighted Average Remaining Contractual Life (years)	2 years 1 month 13 days
Stock Options Exercisable, Ending Balance | shares	757,944	548,009
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.32	$ 4.52
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	426,787
Weighted Average Remaining Contractual Life (years)	1 year 10 months 20 days
Stock Options Exercisable, Ending Balance | shares	333,912
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 2.99
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	440,116
Weighted Average Remaining Contractual Life (years)	2 years 7 months 9 days
Stock Options Exercisable, Ending Balance | shares	333,032
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.54
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	15,000
Weighted Average Remaining Contractual Life (years)	7 months 28 days
Stock Options Exercisable, Ending Balance | shares	15,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 7.63
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	76,000
Weighted Average Remaining Contractual Life (years)	11 months 4 days
Stock Options Exercisable, Ending Balance | shares	76,000
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.51
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	9.99
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 8.00